Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share, Calculated using Two-Class Method (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2013	May 31, 2012	May 31, 2011
Numerator for earnings per share:
Net Income Attributable to RPM International Inc. Stockholders	$ 65,378	[1]	$ (42,356)	[2]	$ 41,668	[3]	$ 33,913	[4]	$ 82,569	$ 6,625	$ 49,931	$ 76,811	$ 98,603	$ 215,936	$ 189,058
Less: Allocation of earnings and dividends to participating securities													(1,999)	(4,024)	(3,067)
Net income available to common shareholders-basic													96,604	211,912	185,991
Add: Undistributed earnings reallocated to unvested shareholders													(3)	9	7
Net income available to common shareholders-diluted													$ 96,601	$ 211,921	$ 185,998
Denominator for basic and diluted earnings per share:
Basic weighted average common shares													128,956	128,130	127,403
Average diluted options													845	587	663
Total shares for diluted earnings per share													129,801	128,717	128,066
Earnings Per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic Earnings Per Share of Common Stock	$ 0.49	[1]	$ (0.33)	[2]	$ 0.32	[3]	$ 0.26	[4]	$ 0.63	$ 0.05	$ 0.38	$ 0.59	$ 0.75	$ 1.65	$ 1.46
Diluted Earnings Per Share of Common Stock	$ 0.49	[1]	$ (0.33)	[2]	$ 0.31	[3]	$ 0.26	[4]	$ 0.63	$ 0.05	$ 0.38	$ 0.59	$ 0.74	$ 1.65	$ 1.45

[1]	For the quarter ended May 31, 2013, we recorded $23.9 million in restructuring expense, including $3.9 million in inventory markdowns. We also recorded bad debt for the remaining amount of our loan to Kemrock totaling $4.0 million and wrote off our remaining investment in Kemrock common stock and in Kemrock convertible debt for a combined loss of $18.5 million. Additionally, we reduced our estimated accrual for our agreement in principle with the GSA by $3.7 million. The combined impact of these items on net income and earnings per share for the fourth quarter was $30.0 million and $0.23 per share, respectively.
[2]	For the quarter ended February 28, 2013, we accrued a loss of $68.8 million for a proposed settlement between our Building Solutions Group and the General Services Administration ("GSA"). Additionally, net income was impacted by $1.6 million for the impact of a strategic repositioning of certain industrial segment operations in Brazil. The combined impact of these items on net income and earnings per share for the third quarter was $51.0 million and $0.40 per share, respectively.
[3]	For the quarter ended November 30, 2012, we wrote down our remaining investment in Kemrock, which impacted net income and earnings per share by $10.8 million and $0.09 per share, respectively.
[4]	For the quarter ended August 31, 2012, net sales and gross profit were reduced by $2.9 million and $5.4 million, respectively, for revised cost estimates on unprofitable contracts related to our industrial segment, and $5.6 million in exit costs associated with those activities that impacted pretax income. Additionally, we wrote down an investment in Kemrock totaling $40.3 million and recognized $5.0 million in bad debt from our loan to Kemrock. The combined impact on net income and earnings per share was $50.9 million and $0.38 per share, respectively.